Basis of Preparation and Accounting	6 Months Ended
Jun. 30, 2023
Basis of Preparation and Accounting [Abstract]
Basis of preparation and accounting

Note 2. Basis of preparation and accounting

These Unaudited Condensed Consolidated Interim Financial Statements of the Group as of June 30, 2023 have been prepared on a going concern basis, and in accordance with IAS 34 Interim Financial Reporting, and should be read in conjunction with the last annual financial statements. They do not include all of the information required for a complete set of financial statements prepared in accordance with IFRS Standards. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

These Unaudited Condensed Consolidated Interim Financial Statements were authorized for issue by the Group’s Audit Committee on August 29, 2023.

Note 2.1. Going concern

Management identified the following events and conditions which cast significant doubt on the Group’s ability to continue as a going concern:

As of December 31, 2022, the Group was in breach of certain of the covenants included under the Note Purchase Agreement (“NPA”), the Syndicated Loan Agreement and the BTG Credit Agreement. Refer to the last annual financial statements for further details regarding the breach of each covenant. Although none of the lenders declared an event of default under the applicable agreements, these breaches resulted in the lenders having the right to require immediate repayment of the applicable indebtedness and as a result, the Group classified the respective indebtedness, amounting to $139,155 in the aggregate, to current liabilities as of December 31, 2022.

On March 28, March 31 and May 2, 2023 the Group obtained Waiver Agreements (“Waivers” or “Waiver”) from each lender under the NPA, the Syndicated Loan Agreement and the BTG Credit Agreement for the applicable covenant breaches. Under the terms of the Waivers, the lenders permanently waived their rights to accelerate the repayment of the loans related to the events of default as of December 31, 2022. In addition, the Group executed Waivers with the lenders to adjust the applicable covenant ratios for the periods ending March 31, June 30, and September 30, 2023, if applicable, as noted further within Note 14. Borrowings. For the period ending December 31, 2023, the applicable covenant ratios in the original borrowing arrangements are unmodified.

On June 30, 2023, the Group obtained an Additional Waiver under the NPA (the “Additional Waiver”) in anticipation of a potential breach of the Indebtedness Indicator and EBITDA Interest Coverage ratios contained within the March 31, 2023 Waiver. The Additional Waiver with the lenders adjusts the Indebtedness Indicator and EBITDA Interest Coverage ratios for the periods ended June 30, and September 30, 2023, as further noted within Note 14. Borrowings. Since the Additional Waiver was obtained as of June 30, 2023 and the Group was in compliance with the new covenants, the outstanding balance of $115,000 remains classified as non-current borrowing.

Working capital

As of June 30, 2023, the Group had a net working capital surplus (excess of current assets over current liabilities) of $51,670 (working capital deficit of $70,931 as of December 31, 2022).

Management’s assessment

Management assessed the Group’s cash flow projections, ability to meet future covenants and other measures of liquidity for the next twelve months from the balance sheet date. Based on the Group’s cash flow projections and adjusted financial covenant ratios as a result of the Waivers and Additional Waiver, Management believes they will have sufficient funds to repay their obligations as they fall due and to meet its financial covenants. However, due to the uncertainty caused by current economic conditions, including rapid growth in inflation, increasing interest rates, global disruption to the supply chain, volatility in foreign exchange rates and industry price regulations, there is material uncertainty regarding the Group’s ability to meet its financial covenants. The Group’s failure to comply with such financial covenants would result in an event of default, which if that were to occur would materially and adversely affect the Group’s business, financial condition, liquidity and results of operations. In that event, the Group would seek additional waivers or alternative financing arrangements. As a result of these material uncertainties, Management concluded the above conditions and events raise significant doubt about the Group’s ability to continue as a going concern.

Management has implemented or is in the process of implementing the following plans to mitigate the effect of these events and conditions:

Cost saving and revenue growth

The Group has implemented certain measures with an aim to reduce its operating costs and generate additional revenue in 2023 including: 1) strict controlling and reducing business marketing and advertising expenses; 2) reducing headcount across multiple business units; and 3) focus on increasing sales volumes for core products and sell trademarks and sanitary records to generate additional revenue.

Renegotiation of existing loans

On August 16, 2023, the Group successfully renegotiated the terms of the Syndicated Loan Agreement with Bancolombia and Davivienda, which extends the payment terms for a six-year period. In addition, on August 18, 2023, the Group renegotiated their short-term loan with BTG into a thirty-month period loan. Refer to Note 14. Borrowings and Note 20. Events after the reporting period for further details regarding these renegotiated loans. The Group has the ability to further renegotiate existing loans to maintain and meet its liquidity needs and requirements. However, the Group’s ability to renegotiate with its lenders is not within the Group’s control. As of the date of these Unaudited Condensed Consolidated Interim Financial Statements, the Group cannot assure that it will be able to reach an agreement with its lenders, or to waive any potential non-compliance.

Additional measures

If the above actions do not generate sufficient liquidity for the Group to meet its contractual obligations, Management has identified additional measures which could be implemented to further reduce costs and increase total revenues in order to provide sufficient cash flow to meet obligations as they fall due including: 1) reduce discretionary spending on research and development, marketing and capital expenditures; 2) sell additional trademarks and sanitary records; and 3) further reduce headcount.

Summary

Management has evaluated the Group’s capital position, its ability to continue in the normal course of business for the foreseeable future and ability to meet its financial obligations for the next twelve months from the balance sheet date. While Management believes that their cost savings, revenue growth, and loan renegotiation will allow the group to be able to meet its financial obligations and finance its growth, there is no assurance that these plans can be successfully implemented to generate the liquidity required to meet the Group’s need. Failure to successfully implement these plans may have a material adverse effect on the Group’s business, results of operations and financial position, and may materially adversely affect its ability to continue as a going concern. As a result, Management concluded there is material uncertainty related to the events and conditions noted above that cast significant doubt on the entity’s ability to continue as a going concern.

However, Management believes that the Group will be successful in implementing the above plan and, accordingly, have prepared the Unaudited Condensed Consolidated Interim Financial Statements on a going concern basis. As a result, the Unaudited Condensed Consolidated Interim Financial Statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of liabilities or any other adjustments that might be necessary should the Group be unable to continue as a going concern.